FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments [Abstract]
Disclosure of financial assets by categories

As at December 31, 2018	Financial assets at amortized cost	FVOCI - equity instruments	Mandatorily at FVTPL - others	FV - Hedging Instruments	Other financial liabilities at amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$98.5	$—	$—	$98.5
Trade and other receivables	10.3	—	—	—	—	10.3
Receivables from provisional copper sales	—	—	14.0	—	—	14.0
Investments in equity securities (i)	—	9.1	—	—	—	9.1
Warrants	—	—	0.5	—	—	0.5
Derivative assets - Hedging instruments	—	—	—	1.6	—	1.6
Derivative assets - Non-hedge	—	—	2.0	—	—	2.0
Other financial assets	13.1	—	—	—	—	13.1
Total financial assets	$23.4	$9.1	$115.0	$1.6	$—	$149.1

Financial liabilities
Total debt	$—	$—	$—	$—	$1,758.7	$1,758.7
Trade and other payables	—	—	—	—	294.8	294.8
Derivative liabilities - Hedging instruments	—	—	—	5.9	—	5.9
Derivative liabilities - Non-hedge	—	—	0.6	—	—	0.6
Other financial liabilities	—	—	—	—	129.9	129.9
Total financial liabilities	$—	$—	$0.6	$5.9	$2,183.4	$2,189.9

(i)
Investments in publicly quoted equity securities that are neither subsidiaries nor associates are categorized as FVOCI pursuant to the irrevocable election available in IFRS 9 for these instruments. The Company’s portfolio of equity securities is primarily focused on the mining sector. These are strategic investments and the Company considers this classification to be more relevant.

As at December 31, 2017	Loans and receivables	Available-for-sale	Fair value through profit or loss	Derivative instruments in designated hedge accounting relationships	Other financial liabilities at amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$148.9	$—	$—	$148.9
Trade and other receivables	8.1	—	—	—	—	8.1
Receivables from provisional copper sales	—	—	30.5	—	—	30.5
Investments in equity securities	—	4.6	—	—	—	4.6
Warrants	—	—	2.6	—	—	2.6
Derivative assets - Hedging instruments	—	—	—	6.8	—	6.8
Derivative assets - Non-hedge	—	—	2.5	—	—	2.5
Other financial assets	22.8	—	—	—	—	22.8
Total financial assets	$30.9	$4.6	$184.5	$6.8	$—	$226.8

Financial liabilities
Total debt	$—	$—	$—	$—	$1,857.7	$1,857.7
Trade and other payables	—	—	—	—	345.4	345.4
Derivative liabilities - Hedging instruments	—	—	—	5.7	—	5.7
Derivative liabilities - Non-hedge	—	—	8.5	—	—	8.5
Other financial liabilities	—	—	—	—	164.6	164.6
Total financial liabilities	$—	$—	$8.5	$5.7	$2,367.7	$2,381.9

As at December 31,	2018	2017
Derivative assets (Note 16)	$3.6	$9.3
Royalty and other receivables	12.9	21.0
Investments in financial securities (i)	9.6	7.2
Other	0.2	1.8
	$26.3	$39.3
Current	$7.4	$13.2
Non-current	18.9	26.1
	$26.3	$39.3

(i)
Investments in financial securities include equity securities and warrants with a cost of $25.3 million (December 31, 2017: $16.4 million) and a fair value of $9.6 million (December 31, 2017: $7.2 million).

Disclosure of fair value measurement of assets
Balance Sheets at fair value on a recurring basis were categorized as follows:

	December 31, 2018			December 31, 2017
	Level 1 input	Level 2 input	Aggregate fair value	Level 1 input	Level 2 input	Aggregate fair value
Assets
Cash and cash equivalents	$98.5	$—	$98.5	$148.9	$—	$148.9
Receivables from provisional copper sales	—	14.0	14.0	—	30.5	30.5
Investments in equity securities	9.1	—	9.1	4.6	—	4.6
Warrants	—	0.5	0.5	—	2.6	2.6
Derivative related assets	—	3.6	3.6	—	9.3	9.3
	$107.6	$18.1	$125.7	$153.5	$42.4	$195.9
Liabilities
Derivative related liabilities	$—	$6.5	$6.5	$—	$14.2	$14.2
	$—	$6.5	$6.5	$—	$14.2	$14.2
Summary of Derivatives at December 31, 2018

				Notional Amount
	Average call strike price (per USD)	Average put strike price (per USD)	Remaining term	Cash flow hedge	Non-hedge	Fair value (USD)
Currency contracts
Brazilian real option contracts ($R millions) (i)	R$3.15	R$3.47	January - June 2019	$180.0	$—	$(5.9)
Brazilian real option contracts ($R millions) (i)	R$3.75	R$4.74	January - December 2019	348.0	—	1.1
Brazilian real option contracts ($R millions) (i)	R$3.75	R$4.87	July - December 2019	135.0	—	0.5

Commodity contracts	Average sales price (USD)
Copper forward contracts (millions of pounds) (ii)	$2.79		January - May 2019	—	25.7	2.0

Other	Per share value (CAD)
DSU contracts (millions of DSUs) (ii)	$3.5002		January 2019 - March 2020	—	3.0	(0.6)

(i)
The Company has designated zero cost collar option contracts as cash flow hedges for its highly probable forecasted Brazilian Real expenditure requirements. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The change in fair value of the time value component of options is recorded in OCI as a cost of hedging. These cash flow hedges are expected to cover approximately 63% of the Brazilian Real denominated forecasted operating costs from January 2019 to December 2019.

(ii)
The Company currently uses forward contracts to economically hedge against the risk of declining copper prices for a portion of its forecast copper concentrate sales. As at December 31, 2018, the Company had 25.7 million pounds of copper forward contracts in place to May 2019 at an average sales price of$2.79 per pound. In addition, as part of the copper advanced sales program for which $125.0 million was received in January 2018, the Company has effectively hedged approximately 16.3 million pounds of copper at $3.26 per pound, to be delivered in the first half of 2019 (refer Note 26: Other Provisions and Liabilities). This production represents approximately 28% of planned production over this period.

(iii)
During the first quarter of 2017, the Company entered into a derivative contract to mitigate the volatility of its share price on DSU compensation, effectively locking in the exposure of the Company for three million DSUs (approximately 80% of outstanding DSUs) at a value of C$3.5002 per share.

	Asset derivatives		Liability derivatives
At as December 31,	2018	2017	2018	2017
Derivatives designated as hedging instruments
Currency contracts	$1.6	$6.8	$5.9	$5.7
Total derivatives designated as hedging instruments	$1.6	$6.8	$5.9	$5.7
Derivatives not designated as hedging instruments
Commodity contracts	2.0	1.5	—	8.5
DSU contracts	—	1.0	0.6	—
Total derivatives not designated as hedges	$2.0	$2.5	$0.6	$8.5
Total derivative instruments (Note 19 and Note 25)	$3.6	$9.3	$6.5	$14.2

Disclosure of fair value measurement of liabilities
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Balance Sheets at fair value on a recurring basis were categorized as follows:

	December 31, 2018			December 31, 2017
	Level 1 input	Level 2 input	Aggregate fair value	Level 1 input	Level 2 input	Aggregate fair value
Assets
Cash and cash equivalents	$98.5	$—	$98.5	$148.9	$—	$148.9
Receivables from provisional copper sales	—	14.0	14.0	—	30.5	30.5
Investments in equity securities	9.1	—	9.1	4.6	—	4.6
Warrants	—	0.5	0.5	—	2.6	2.6
Derivative related assets	—	3.6	3.6	—	9.3	9.3
	$107.6	$18.1	$125.7	$153.5	$42.4	$195.9
Liabilities
Derivative related liabilities	$—	$6.5	$6.5	$—	$14.2	$14.2
	$—	$6.5	$6.5	$—	$14.2	$14.2

	Asset derivatives		Liability derivatives
At as December 31,	2018	2017	2018	2017
Derivatives designated as hedging instruments
Currency contracts	$1.6	$6.8	$5.9	$5.7
Total derivatives designated as hedging instruments	$1.6	$6.8	$5.9	$5.7
Derivatives not designated as hedging instruments
Commodity contracts	2.0	1.5	—	8.5
DSU contracts	—	1.0	0.6	—
Total derivatives not designated as hedges	$2.0	$2.5	$0.6	$8.5
Total derivative instruments (Note 19 and Note 25)	$3.6	$9.3	$6.5	$14.2

Disclosure of financial liabilities by categories
Set out below is a comparison by class of the carrying amounts and fair value of the Company's financial instruments, other than those whose carrying amounts are a reasonable approximation of fair value:

		December 31, 2018		December 31, 2017
	Financial instrument classification	Carrying amount	Fair value (i)	Carrying amount	Fair value (i)
Debt
Senior notes	Amortized cost	$1,465.3	$1,455.0	$1,754.8	$1,751.5

(i)
The Company's senior notes are accounted for at amortized cost, using the effective interest method. The fair value required to be disclosed is determined by discounting the future cash flows by a discount factor based on an interest rate of 5%, which reflects the Company's own credit risk.

Disclosure of cash flow hedge gains (losses) in AOCI
Cash Flow Hedge Gains (Losses) in Accumulated Other Comprehensive Income (“AOCI”)

	Gain (loss) recognized in cash flow hedge reserve		Gain (loss) reclassified or adjusted from cash flow hedge reserve
For the year ended December 31,	2018	2017	2018	2017
Exchange rate risk
Brazilian real option contracts	(15.9)	5.9	3.4	(0.3)
	$(15.9)	$5.9	$3.4	$(0.3)
Time value of option contracts excluded from hedge relationship	5.4	(6.0)	—	—
	$(10.5)	$(0.1)	$3.4	$(0.3)

Disclosure of realized and unrealized gains (losses) on derivatives
The net gain (loss) on derivatives not designated as hedging instruments was comprised of the following:

For the years ended December 31,	2018	2017
Realized gains (losses)
Commodity contracts	6.7	(27.4)
	$6.7	$(27.4)
Unrealized gains (losses)
Foreign currency contracts	$(0.5)	$—
Commodity contracts	9.8	(9.4)
DSU contracts	(1.6)	1.0
	$7.7	$(8.4)